Common Stock, Preferred Stock and Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of capital stock	The total number of shares of capital stock which the Company shall have authority to issue is 2,272,250,000, divided into the following:

	As of December 31, 2025
	Series A Preferred	Class A	Class B	Class E	Class M	Class O	Class V
Shares authorized	50,000,000	800,000,000	20,000,000	2,250,000	300,000,000	800,000,000	300,000,000
Shares outstanding*	—	5,024,293	—	—	5,406,586	—	—
Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

*
On February 23, 2026, the Company effected
a 1-for-7
Reverse Stock Split of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. All share and per-share
amounts presented in

the consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the reverse stock split.